U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 24	U.S. Bancorp (Parent Company)
Condensed Balance Sheet

At December 31 (Dollars in Millions)	2025	2024
Assets
Due from banks, principally interest-bearing	$9,875	$9,377
Available-for-sale investment securities	663	649
Investments in bank subsidiary	68,101	63,680
Investments in nonbank subsidiaries	4,192	4,031
Advances to bank subsidiary	19,600	16,100
Advances to nonbank subsidiaries	295	401
Other assets	967	945
Total assets	$103,693	$95,183
Liabilities and Shareholders’ Equity
Long-term debt	$37,057	$35,257
Other liabilities	1,443	1,348
Shareholders’ equity	65,193	58,578
Total liabilities and shareholders’ equity	$103,693	$95,183
Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
Income
Dividends from bank subsidiary	$6,250	$4,800	$4,869
Dividends from nonbank subsidiaries	10	11	11
Interest from subsidiaries	1,340	1,224	606
Other income	7	24	51
Total income	7,607	6,059	5,537
Expense
Interest expense	1,774	1,663	1,336
Other expense	179	178	137
Total expense	1,953	1,841	1,473
Income before income taxes and equity in undistributed income of subsidiaries	5,654	4,218	4,064
Applicable income taxes	(106)	(95)	(170)
Income of parent company	5,760	4,313	4,234
Equity in undistributed income of subsidiaries	1,810	1,986	1,195
Net income attributable to U.S. Bancorp	$7,570	$6,299	$5,429
Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
Operating Activities
Net income attributable to U.S. Bancorp	$7,570	$6,299	$5,429
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,810)	(1,986)	(1,195)
Other, net	853	385	83
Net cash provided by operating activities	6,613	4,698	4,317
Investing Activities
Proceeds from sales and maturities of investment securities	19	11	25
Net (increase) decrease in short-term advances to subsidiaries	106	(242)	(9)
Long-term advances to subsidiaries	(6,500)	(5,500)	(7,500)
Principal collected on long-term advances to subsidiaries	3,000	1,500	4,500
Other, net	(12)	16	172
Net cash used in investing activities	(3,387)	(4,215)	(2,812)
Financing Activities
Proceeds from issuance of long-term debt	4,968	6,516	8,150
Principal payments or redemption of long-term debt	(3,750)	(5,618)	(936)
Proceeds from issuance of common stock	45	32	951
Repurchase of common stock	(489)	(173)	(62)
Cash dividends paid on preferred stock	(334)	(356)	(341)
Cash dividends paid on common stock	(3,168)	(3,092)	(2,970)
Net cash provided by (used in) financing activities	(2,728)	(2,691)	4,792
Change in cash and due from banks	498	(2,208)	6,297
Cash and due from banks at beginning of year	9,377	11,585	5,288
Cash and due from banks at end of year	$9,875	$9,377	$11,585
Transfer of funds (dividends, loans or advances) to the Company from its bank subsidiary is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of the bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of the bank’s unimpaired capital and surplus.
Dividend payments to the Company by its bank subsidiary are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.